INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current :
Local	$ 0	$ 0
Foreign (china)	1,122,283	1,162,556
Deferred:
Local	0	0
Foreign (china)	0	0
Income Tax Expense	$ (1,122,283)	$ (1,162,556)